                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08126

                    LINCOLN NATIONAL EQUITY INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                            Elizabeth Frederick, Esq.
                     Lincoln National Life Insurance Company
                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31, 2002

Date of reporting period: January 1, 2002 through December 31, 2002

                               EQUITY-INCOME FUND

                          [FIDELITY INVESTMENTS LOGO]

                               Lincoln National
                               Equity-Income Fund, Inc.
                               Annual Report
                               December 31, 2002

LINCOLN NATIONAL EQUITY-INCOME FUND, INC.

INDEX

COMMENTARY
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
OFFICER/DIRECTOR INFORMATION

LINCOLN NATIONAL
EQUITY-INCOME FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
For the year ended December 31, 2002

Managed by:
                                                     [FIDELITY INVESTMENTS LOGO]

The Lincoln National Equity-Income Fund returned -15.7% for the year ended December 31, 2002, narrowly underperforming the Russell 1000 Value Index* return of -15.5% and outperforming the S&P 500 Index** return of -22.1%.

Despite a strong fourth quarter in 2002, the broad equity market suffered a third consecutive calendar year of negative returns. Following the excesses of the technology and telecom bubble in the late 1990s, widespread uncertainty about the strength of the economy, revelations of corporate earnings fraud and heightened geopolitical tensions took a toll on equity investors' confidence. All major market sectors suffered losses, and the broad market turned in its worst annual performance since 1974. Good stock picking added to the Fund's relative return, but this was more than offset by sector selection. An overweighting and good stock selection in consumer staples made the largest contribution to the Fund's relative return, including turnaround positions buoyed by improvements in global volumes and restructuring steps. Selected industrials held up relatively well as their underlying fundamentals showed some signs of improvement. Independent oil and gas positions added to relative performance as the natural gas supply/demand outlook improved, influenced in part by some weather-related production losses. Financials were the largest detractors from relative performance as the Fund emphasized poorer-performing transaction-oriented firms and had less exposure to a number of relatively strong-performing bank stocks. Other detractors included overexposure to weak-performing information technology stocks and below-average performance from concentrated positions in the telecom sector.

The Fund has remained positioned for an eventual economic and market recovery and has continued to be run fairly aggressively, eschewing sizable allocations to fixed income and cash in favor of equities. We have been seeking attractively valued companies with improving fundamentals and have seen some signs of rising volumes and pricing in a few areas. Amid heightened market volatility, we also have been looking to take advantage of trading opportunities in good companies that become over- or undervalued in the marketplace. At year end, top sector weightings, on an absolute basis, included financials, industrials and consumer discretionary.

Stephen DuFour

Growth of $10,000 invested 1/3/94 through 12/31/02

(CHART)

This chart illustrates, hypothetically, that $10,000 was invested in the Equity-Income Fund on 1/3/94. As the chart shows, by December 31, 2002, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $23,080. For comparison, look at how the S&P 500 Index and the Russell 1000 Value Index did over the same period. The same $10,000 investment would have grown to $22,270 and $23,621, respectively. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return             Ended
on investment                     12/31/02
------------------------------------------
One Year                          -15.67%
------------------------------------------
Five Years                        + 0.70%
------------------------------------------
Lifetime (since 1/3/94)           + 9.74%
------------------------------------------

 * The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

                             Equity-Income Fund  1

LINCOLN NATIONAL
EQUITY-INCOME FUND, INC.

STATEMENT OF NET ASSETS
December 31, 2002

                                          Number       Market
COMMON STOCK - 95.39%                     of Shares    Value
-------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.73%
-------------------------------------------------------------------
    Boeing                                    27,700   $    913,823
    Lockheed Martin                           62,000      3,580,500
-------------------------------------------------------------------
                                                          4,494,323
AUTOMOBILES & AUTOMOTIVE PARTS - 0.69%
-------------------------------------------------------------------
    Paccar                                    92,400      4,262,412
-------------------------------------------------------------------
                                                          4,262,412
BANKING - 9.52%
-------------------------------------------------------------------
    American Express                          56,800      2,007,880
    Bank of America                          228,300     15,882,831
    Bank of New York                         310,100      7,429,996
    Golden West Financial                      9,900        710,919
    Mellon Financial                         293,200      7,655,452
    Northern Trust                           235,700      8,261,285
    Paychex                                  153,800      4,291,020
    State Street                             166,700      6,501,300
    Wachovia                                 128,100      4,667,964
    Wells Fargo                               31,600      1,481,092
-------------------------------------------------------------------
                                                         58,889,739
CABLE, MEDIA & PUBLISHING - 5.57%
-------------------------------------------------------------------
+   AOL Time Warner                        1,451,200     19,010,720
    Belo Class A                             174,900      3,728,868
+   Cox Communications Class A               153,300      4,353,720
    Dow Jones                                 28,200      1,219,086
    Scripps (EW) Class A                      61,000      4,693,950
    Washington Post Class B                    1,960      1,446,480
-------------------------------------------------------------------
                                                         34,452,824
CHEMICALS - 1.09%
-------------------------------------------------------------------
    Avery Dennison                            38,200      2,333,256
    duPont (E.I.) deNemours                   28,700      1,216,880
    Ferro                                     88,800      2,169,384
    Praxair                                   18,000      1,039,860
-------------------------------------------------------------------
                                                          6,759,380
COMPUTERS & TECHNOLOGY - 1.30%
-------------------------------------------------------------------
    Adobe Systems                             30,200        752,282
+   BEA Systems                               88,600      1,016,242
+   Cisco Systems                             58,500        766,350
+   EMC                                       97,900        601,106
+   Jabil Circuit                            111,900      2,005,248
+   Unisys                                   294,000      2,910,600
-------------------------------------------------------------------
                                                          8,051,828
CONSUMER PRODUCTS - 0.10%
-------------------------------------------------------------------
    Procter & Gamble                           7,300        627,362
-------------------------------------------------------------------
                                                            627,362
DIVERSIFIED REITS - 0.79%
-------------------------------------------------------------------
    Duke-Weeks Realty                        191,900      4,883,855
-------------------------------------------------------------------
                                                          4,883,855
ELECTRONICS & ELECTRICAL EQUIPMENT - 9.20%
-------------------------------------------------------------------
+   Analog Devices                           658,400     15,716,008
+   Celestica (Canada)                           100          1,396
    Emerson Electric                         161,200      8,197,020
    General Electric                         699,000     17,020,650
+   Integrated Device Technology              76,600        641,142
+   Kla-Tencor                                46,800      1,655,316
+   Micron Technology                        655,800      6,387,492

ELECTRONICS & ELECTRICAL                  Number       Market
EQUIPMENT (CONT')                         of Shares    Value
-------------------------------------------------------------------
+   Novellus Systems                          27,900   $    783,432
    Texas Instruments                        433,000      6,499,330
-------------------------------------------------------------------
                                                         56,901,786
ENERGY - 9.44%
-------------------------------------------------------------------
    Burlington Resources                     455,400     19,422,810
    Conocophillips                             5,238        253,467
    Diamond Offshore Drilling                132,500      2,895,125
    EOG Resources                            100,900      4,027,928
    Exxon-Mobil                               42,200      1,474,468
    Occidental Petroleum                     156,500      4,452,425
    Schlumberger Limited                     613,800     25,834,842
-------------------------------------------------------------------
                                                         58,361,065
FINANCE - 14.29%
-------------------------------------------------------------------
    Citigroup                                289,366     10,182,790
    Fannie Mae                               170,100     10,942,533
    Goldman Sachs                             47,300      3,221,130
    JP Morgan Chase                           63,500      1,524,000
    Lehman Brothers                           61,500      3,277,335
    Merrill Lynch                            104,500      3,965,775
    Morgan Stanley Dean Witter               595,800     23,784,335
    Schwab (Charles)                       2,893,050     31,389,592
-------------------------------------------------------------------
                                                         88,287,490
FOOD, BEVERAGE & TOBACCO - 2.72%
-------------------------------------------------------------------
    Coca-Cola                                  5,410        237,066
    Conagra Foods                            153,900      3,849,039
+   Dean Foods                                56,100      2,081,310
    Hershey Foods                             18,600      1,254,384
    Loews Group - Carolina Group              18,200        368,914
    McCormick & Company                      230,900      5,356,880
    Sensient Technologies                     48,700      1,094,289
    Tyson Foods Class A                      232,200      2,605,284
-------------------------------------------------------------------
                                                         16,847,166
HEALTHCARE & PHARMACEUTICALS - 5.81%
-------------------------------------------------------------------
+   Genentech                                 95,000      3,150,200
    Merck & Company                          452,100     25,593,381
    Pfizer                                   234,800      7,177,836
-------------------------------------------------------------------
                                                         35,921,417
INDUSTRIAL MACHINERY - 4.89%
-------------------------------------------------------------------
+   Applied Materials                        113,100      1,473,693
    Caterpillar                              250,900     11,471,148
    Eaton                                    221,400     17,293,554
-------------------------------------------------------------------
                                                         30,238,395
INSURANCE - 5.17%
-------------------------------------------------------------------
    ACE Limited                              103,100      3,024,954
    Allstate                                 264,200      9,772,758
    American International Group             263,600     15,249,260
    Chubb                                     19,500      1,017,900
    Hartford Financial Services               51,100      2,321,473
    Old Republic International                20,700        579,600
-------------------------------------------------------------------
                                                         31,965,945
LEISURE, LODGING & ENTERTAINMENT - 0.23%
-------------------------------------------------------------------
    Walt Disney                               85,500      1,394,505
-------------------------------------------------------------------
                                                          1,394,505
METALS & MINING - 4.16%
-------------------------------------------------------------------
    Alcoa                                    550,400     12,538,112
    Hubbell Class B                           15,300        537,642
    Illinois Tool Works                      155,700     10,098,702
    Newmont Mining                            88,400      2,566,252
-------------------------------------------------------------------
                                                         25,740,708

                             Equity-Income Fund  2

                                                  Number      Market
MULTIFAMILY REIT - 0.22%                          of Shares   Value
--------------------------------------------------------------------------
           Equity Residential Properties              56,100  $  1,378,938
--------------------------------------------------------------------------
                                                                 1,378,938
OFFICE/INDUSTRIAL REITS - 1.89%
--------------------------------------------------------------------------
           Alexandria Real Estate Equities            18,700       796,620
           Equity Office Properties Trust            273,100     6,822,038
           Prologis                                  161,000     4,049,150
--------------------------------------------------------------------------
                                                                11,667,808
RETAIL - 0.74%
--------------------------------------------------------------------------
           Home Depot                                117,000     2,803,320
           Nordstrom                                  15,300       290,241
           Sherwin-Williams                           45,000     1,271,250
           Target                                      7,600       228,000
--------------------------------------------------------------------------
                                                                 4,592,811
TELECOMMUNICATIONS - 9.88%
--------------------------------------------------------------------------
           BellSouth                               1,017,400    26,320,138
+          Comcast Special Class A                   663,400    14,986,206
           Motorola                                  455,600     3,940,940
           SBC Communications                          7,800       211,458
           Scientific-Atlanta                         87,000     1,031,820
           Verizon Communications                    376,000    14,570,000
--------------------------------------------------------------------------
                                                                61,060,562
TEXTILES, APPAREL & FURNITURE - 1.17%
--------------------------------------------------------------------------
           Nike                                      162,500     7,226,375
--------------------------------------------------------------------------
                                                                 7,226,375
TRANSPORTATION & SHIPPING - 5.03%
--------------------------------------------------------------------------
           Norfolk Southern                          449,100     8,977,509
           Union Pacific                             260,200    15,578,174
           Werner Enterprises                        303,000     6,523,590
--------------------------------------------------------------------------
                                                                31,079,273
UTILITIES - 0.76%
--------------------------------------------------------------------------
           Exelon                                     36,900     1,947,213
           TECO Energy                                28,500       440,895
           Wisconsin Energy                           92,400     2,328,480
--------------------------------------------------------------------------
                                                                 4,716,588
TOTAL COMMON STOCK
  (Cost $612,834,013)                                          589,802,555
--------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 2.11%
--------------------------------------------------------------------------
COMPUTERS & TECHNOLOGY - 1.13%
--------------------------------------------------------------------------
           Motorola 7.00%                            217,200     6,950,400
--------------------------------------------------------------------------
                                                                 6,950,400
FOOD, BEVERAGE & TOBACCO - 0.12%
--------------------------------------------------------------------------
           Suiza Capital Trust II 5.50%               14,600       771,975
--------------------------------------------------------------------------
                                                                   771,975
HEALTHCARE & PHARMACEUTICALS - 0.11%
--------------------------------------------------------------------------
           Baxter International 7.00%                 13,700       686,370
--------------------------------------------------------------------------
                                                                   686,370
UTILITIES - 0.75%
--------------------------------------------------------------------------
           Cinergy 9.50%                                 300        16,620
           Keyspan 8.75%                              91,600     4,632,212
--------------------------------------------------------------------------
                                                                 4,648,832
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost $16,629,906)                                            13,057,577
--------------------------------------------------------------------------
                                                  Principal   Market
CONVERTIBLE BONDS - 0.89%                         Amount      Value
--------------------------------------------------------------------------
BANKING, FINANCE & INSURANCE - 0.32%
--------------------------------------------------------------------------
           E*trade 6.00% 2/1/07                   $2,600,000  $  1,946,749
--------------------------------------------------------------------------
                                                                 1,946,749
ELECTRONICS & ELECTRICAL EQUIPMENT - 0.31%
--------------------------------------------------------------------------
           SCI Systems 3.00% 3/15/07               2,650,000     1,891,438
--------------------------------------------------------------------------
                                                                 1,891,438
HEALTHCARE & PHARMACEUTICALS - 0.13%
--------------------------------------------------------------------------
           Millennium Pharmaceuticals 5.50%
             1/15/07                               1,050,000       828,188
--------------------------------------------------------------------------
                                                                   828,188
TELECOMMUNICATIONS - 0.13%
--------------------------------------------------------------------------
           Ciena 3.75% 2/1/08                        590,000       413,000
           Level 3 Communications
             6.00% 9/15/09                           150,000        64,125
             6.00% 3/15/10                           830,000       346,525
--------------------------------------------------------------------------
                                                                   823,650
TOTAL CONVERTIBLE BONDS
  (Cost $5,839,370)                                              5,490,025
--------------------------------------------------------------------------
COMMERCIAL PAPER - 1.55%
--------------------------------------------------------------------------
           UBS Finance 1.20% 1/2/03                9,610,000     9,609,680
--------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (Cost $9,609,680)                                              9,609,680
--------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 99.94%
  (Cost $644,912,969)                                          617,959,837
--------------------------------------------------------------------------
Receivables and Other Assets Net of
  Liabilities - 0.06%                                              370,634
--------------------------------------------------------------------------
NET ASSETS - 100.00%
(Equivalent to $12.653 per share based on
  48,869,979 shares issued and outstanding)                   $618,330,471
--------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2002:
Common stock, par value $.01 per share,
  100,000,000 authorized shares                               $715,427,240
Undistributed net investment income*                             1,201,196
Accumulated net realized loss on investments                   (71,346,188)
Net unrealized depreciation of investments and
  foreign currencies                                           (26,951,777)
--------------------------------------------------------------------------
TOTAL NET ASSETS                                              $618,330,471
--------------------------------------------------------------------------

+ Non-income producing security for the year ended December 31, 2002.

* Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

                             Equity-Income Fund  3

LINCOLN NATIONAL EQUITY-INCOME FUND, INC.

STATEMENT OF OPERATIONS
Year ended December 31, 2002

INVESTMENT INCOME:
  Dividends                                                   $   12,167,320
----------------------------------------------------------------------------
  Interest                                                         1,299,752
----------------------------------------------------------------------------
  Other                                                              600,007
----------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                       14,067,079
----------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------
  Management fees                                                  5,248,499
----------------------------------------------------------------------------
  Accounting and administration fees                                 287,253
----------------------------------------------------------------------------
  Printing and postage                                               152,901
----------------------------------------------------------------------------
  Professional fees                                                   45,076
----------------------------------------------------------------------------
  Custody fees                                                        43,016
----------------------------------------------------------------------------
  Directors' fees                                                      4,200
----------------------------------------------------------------------------
  Other                                                               21,786
----------------------------------------------------------------------------
                                                                   5,802,731
----------------------------------------------------------------------------
Less expenses paid indirectly                                         (2,322)
----------------------------------------------------------------------------
  TOTAL EXPENSES                                                   5,800,409
----------------------------------------------------------------------------
NET INVESTMENT INCOME                                              8,266,670
----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN
CURRENCIES:
----------------------------------------------------------------------------
Net realized loss on:
  Investments                                                    (63,698,238)
----------------------------------------------------------------------------
  Foreign currencies                                                  (3,574)
----------------------------------------------------------------------------
  Net realized loss on investments and foreign currencies        (63,701,812)
----------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation on
  investments and foreign currencies                             (71,492,916)
----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN
CURRENCIES                                                      (135,194,728)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (126,928,058)
----------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Year ended         Year ended
                                                              12/31/02           12/31/01
                                                              -------------------------------
Changes from operations:
  Net investment income                                       $   8,266,670      $ 10,129,505
---------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments and foreign
  currencies                                                    (63,701,812)        4,477,124
---------------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation on
  investments and foreign currencies                            (71,492,916)      (80,214,256)
---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           (126,928,058)      (65,607,627)
---------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
  Net investment income                                          (7,159,252)       (9,172,697)
---------------------------------------------------------------------------------------------
  Net realized gain on investments                               (8,145,158)      (35,486,025)
---------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS           (15,304,410)      (44,658,722)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS                                              (38,602,759)       43,358,282
---------------------------------------------------------------------------------------------
  TOTAL DECREASE IN NET ASSETS                                 (180,835,227)      (66,908,067)
---------------------------------------------------------------------------------------------
Net assets, beginning of period                                 799,165,698       866,073,765
---------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                                     $ 618,330,471      $799,165,698
---------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                             Equity-Income Fund  4

LINCOLN NATIONAL EQUITY-INCOME FUND, INC.

FINANCIAL HIGHLIGHTS
(Selected data for each capital share outstanding throughout each period)

                                                         Year ended December 31,
                                           2002       2001       2000       1999       1998
                                           ----------------------------------------------------
Net asset value, beginning of period       $ 15.339   $ 17.443   $ 22.047   $ 21.715   $ 20.118

Income (loss) from investment operations:
  Net investment income(1)                    0.162      0.197      0.164      0.189      0.282
  Net realized and unrealized gain (loss)
    on investments and foreign currencies    (2.544)    (1.420)     1.583      1.204      2.204
-----------------------------------------------------------------------------------------------
  Total from investment operations           (2.382)    (1.223)     1.747      1.393      2.486
-----------------------------------------------------------------------------------------------

Less dividends and distributions from:
  Net investment income                      (0.148)    (0.177)    (0.125)    (0.171)    (0.460)
  Net realized gain on investments           (0.156)    (0.704)    (6.226)    (0.890)    (0.429)
-----------------------------------------------------------------------------------------------
  Total dividends and distributions          (0.304)    (0.881)    (6.351)    (1.061)    (0.889)
-----------------------------------------------------------------------------------------------
  Net asset value, end of period           $ 12.653   $ 15.339   $ 17.443   $ 22.047   $ 21.715
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Total return(2)                              (15.67%)    (7.34%)    10.62%      6.27%     12.73%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)  $618,330   $799,166   $866,074   $990,758   $991,977
  Ratio of expenses to average net assets      0.82%      0.80%      0.79%      0.79%      0.79%
  Ratio of net investment income to
    average net assets                         1.16%      1.23%      0.89%      0.86%      1.40%
  Portfolio turnover                            130%       127%       143%       191%        29%

(1) The average shares outstanding method has been applied for per share information.

(2) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

See accompanying notes to financial statements.

                             Equity-Income Fund  5

LINCOLN NATIONAL EQUITY-INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
THE FUND: Lincoln National Equity-Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to achieve reasonable income by investing primarily in income-producing equity securities.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

SECURITY VALUATION: All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

FOREIGN CURRENCY TRANSACTIONS: Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting year or upon settlement of the foreign currency transaction are reported in operations for the current year. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

                             Equity-Income Fund  6

The Fund participates in a "Commission Recapture Program" whereby a portion of commissions paid on investment transactions may be rebated to the Fund. For the year ended December 31, 2002, the Fund received $600,007 under the program, which is included in other income on the Statement of Operations.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2002, were approximately $2,322. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expenses paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Effective May 1, 2002, Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.75% on the first $500 million of average daily net assets of the Fund, and 0.70% on average daily net assets of the Fund in excess of $500 million.

Prior to May 1, 2002, Delaware Lincoln Investment Advisers, an affiliate of DMC, served as the investment manager to the Fund under identical terms.

Fidelity Management & Research Company (the "Sub-Adviser") is responsible for the day-to-day management of the Fund's investment portfolio. For its services, the Sub-Adviser is paid directly by DMC, not the Fund.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, DMC has agreed to reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2002.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

At December 31, 2002, the Fund had payables to affiliates as follows:

Management Fees Payable to DMC       $399,053
Accounting and Administration Fees
  Payable to DSC                       43,881

On December 9, 2002, stockholders of the Fund approved an amended Management Agreement between the Fund and DMC that is effective January 1, 2003. The Fund will incur additional fees and expenses under the new agreement because certain expenses relating to the administration of the Fund's affairs and the maintenance of the Fund's books and records will be paid by the Fund rather than the investment adviser.

In connection with the amended Management Agreement, the Board of Directors of the Fund approved an Administration Agreement with Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, dated January 1, 2003. Pursuant to the Administration Agreement, Lincoln Life will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

3. INVESTMENTS

For the year ended December 31, 2002, the Fund made purchases of $912,321,380 and sales of $957,051,091 of investment securities other than short-term investments. At December 31, 2002, the cost of investments for federal income tax purposes was $654,991,516. At December 31, 2002, net unrealized depreciation was $37,031,679, of which $30,400,945 related to unrealized appreciation of investments and $67,432,624 related to unrealized depreciation of investments.

                             Equity-Income Fund  7

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                Year ended       Year ended
                                12/31/02         12/31/01
                                ----------------------------
Ordinary income                 $ 7,159,252      $ 9,382,414
Long-term capital gain            8,145,158       35,276,308
                                -----------      -----------
Total                           $15,304,410      $44,658,722
                                ===========      ===========

In addition, the Fund declared an ordinary income consent dividend of $952,532 for the year ended December 31, 2001. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

As of December 31, 2002, the components of net assets on a tax basis were as follows:

Shares of beneficial interest   $715,427,240
Undistributed ordinary income      1,201,196
Capital loss carryforwards       (46,510,939)
Post-October losses              (14,756,702)
Unrealized depreciation of
  investments and foreign
  currencies                     (37,030,324)
                                ------------
Net assets                      $618,330,471
                                ============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $46,510,939 expires in 2010.

Post-October losses represent losses realized on investment transactions from November 1, 2002 through December 31, 2002, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                          Shares Issued Upon
                                                          Reinvestment of
                                Capital Shares            Dividends and             Capital Shares
                                Sold                      Distributions             Redeemed
                                -----------------------------------------------------------------------------
                                Shares      Amount        Shares      Amount        Shares       Amount
                                -----------------------------------------------------------------------------
Year ended December 31, 2002:   2,207,153   $31,668,634   1,117,834   $15,304,410   (6,556,365)  $(85,575,803)
Year ended December 31, 2001:   3,265,623   $52,832,724   2,697,078   $44,658,722   (3,513,468)  $(54,133,164)


                                 Net Increase (Decrease)
                                 Resulting From Capital
                                 Share Transactions
                                 -------------------------
                                 Shares       Amount
                                 -------------------------
Year ended December 31, 2002:    (3,231,378)  $(38,602,759)
Year ended December 31, 2001:     2,449,233   $ 43,358,282

6. MARKET RISK

The Fund may invest up to 10% of its net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The realtive illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

7. LINE OF CREDIT

The Fund, along with certain other Lincoln National Mutual Funds (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. Effective January 1, 2003, the Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2002, or at any time during the year.

                             Equity-Income Fund  8

8. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2002, the Fund designates distributions paid during the year as follows:

                               (A)             (B)
                               Long-Term       Ordinary        Total           (C)
                               Capital Gains   Income          Distributions   Qualifying(1)
                               Distributions   Distributions   (Tax Basis)     Dividends
                               -------------------------------------------------------------
                                   53%             47%            100%             100%

Items (A) and (B) are based on a percentage of the Fund's total distributions.

Item (C) is based on a percentage of ordinary income of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

9. PROXY RESULTS (UNAUDITED)

Lincoln National Equity-Income Fund, Inc., shareholders voted on the following proposals at the special meeting of shareholders on December 9, 2002, or as adjourned. The resulting votes are presented below.

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Withheld   Abstained
                                                                        ---------------------------------------------------------
1.   To elect five Directors of the Fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.
                John B. Borsch, Jr.                                     49,817,240    49,393,125   93.51%     5.64%       0.00%
                Kelly D Clevenger                                       49,817,240    49,393,125   93.86%     5.29%       0.00%
                Nancy L. Frisby                                         49,817,240    49,393,125   93.69%     5.46%       0.00%
                Barbara S. Kowalczyk                                    49,817,240    49,393,125   93.68%     5.47%       0.00%
                Kenneth G. Stella                                       49,817,240    49,393,125   93.77%     5.38%       0.00%
                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Against    Abstained
                                                                        ---------------------------------------------------------
2.   To approve a reorganization to change Fund from a Maryland
     corporation to a series of a Delaware business trust.              49,817,240    49,393,125   88.24%     7.30%       3.61%
3.   To approve a proposal that would permit the Fund to enter into or
     materially change sub-advisory agreements with sub-advisers        49,817,240    49,393,125   82.67%    12.61%       3.87%
     without obtaining stockholder approval.
4.   To approve a new investment management agreement between the Fund and their current investment adviser, Delaware Management
     Company, a series of Delaware Management Business Trust.           49,817,240    49,393,125   87.30%     8.14%       3.71%
5.   To approve the amendment of certain Fundamental Investment
     Restrictions.
     5A)  Amendment to Fundamental Restrictions on Concentration of
          Investments in the Same Industry.                             49,817,240    49,393,125   85.76%     8.20%       5.19%
     5B)  Amendment to Fundamental Restrictions on Borrowing Money and
          Issuing Senior Securities.                                    49,817,240    49,393,125   85.41%     8.71%       5.03%
     5C)  Amendment to Fundamental Restrictions on Underwriting.        49,817,240    49,393,125   85.80%     8.24%       5.11%
     5D)  Amendment to Fundamental Restrictions on Investments in Real
          Estate.                                                       49,817,240    49,393,125   85.92%     8.15%       5.08%
     5E)  Amendment to Fundamental Restrictions on Investments in
          Commodities or Commodity Issues.                              49,817,240    49,393,125   85.48%     8.52%       5.15%
     5F)  Amendment to Fundamental Restrictions on Lending.             49,817,240    49,393,125   85.54%     8.47%       5.14%
     5G)  Amendment to Fundamental Restrictions on Diversification.     49,817,240    49,393,125   85.93%     8.04%       5.18%
6.   To approve the elimination of certain Fundamental Investment
     Restrictions.
     6A)  Elimination of Fundamental Restrictions on Investments in
          Other Investment Companies.                                   49,817,240    49,393,125   83.42%    10.68%       5.05%
     6B)  Elimination of Fundamental Restrictions on Selling
          Securities Short.                                             49,817,240    49,393,125   83.39%    10.65%       5.11%
     6C)  Elimination of Fundamental Restrictions on Margin
          Transactions.                                                 49,817,240    49,393,125   83.22%    10.89%       5.04%
     6D)  Elimination of Fundamental Restrictions on Pledging Fund
          Assets.                                                       49,817,240    49,393,125   83.30%    10.84%       5.01%
     6E)  Elimination of Fundamental Restrictions on Illiquid and
          Restricted Securities.                                        49,817,240    49,393,125   83.29%    10.72%       5.14%
     6F)  Elimination of Fundamental Restrictions on Purchase of Put
          and Call Options.                                             49,817,240    49,393,125   83.20%    10.82%       5.13%
     6G)  Elimination of Fundamental Restrictions on Investments in
          Companies for the Purpose of Acquiring Control.               49,817,240    49,393,125   83.67%    10.40%       5.08%

                             Equity-Income Fund  9

LINCOLN NATIONAL EQUITY-INCOME FUND, INC.
REPORT OF INDEPENDENT AUDITORS
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL EQUITY-INCOME FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Equity-Income Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Equity-Income Fund, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 7, 2003

                             Equity-Income Fund  10

OFFICER/DIRECTOR INFORMATION

Name, address and            Position(s) held     Term of office                                Number of
date of birth                with the funds       and length of      Principal                  funds in
                                                  time served        occupation(s)              fund complex
                                                                     during the past            overseen by
                                                                     five years                 Director
------------------------------------------------------------------------------------------------------------

Kelly D. Clevenger(1)        Chairman, President  Chairman since     Vice President, The           12
1300 S. Clinton Street       and Director         August 1995;       Lincoln National Life
Fort Wayne, IN 46802                              President and      Insurance Company. Vice
DOB: 07/25/52                                     Director since     President, Lincoln
                                                  November 1994      Retirement Services
                                                                     Company, LLC; Second Vice
                                                                     President, Lincoln Life &
                                                                     Annuity Company of New
                                                                     York

Barbara S. Kowalczyk         Director             Director since     Senior Vice President,        12
Centre Square, West Tower                         November 1993      Corporate Planning and
1500 Market St.,                                                     Development, Lincoln
Suite 3900                                                           National Corporation
Philadelphia, PA 19102                                               (insurance holding
DOB: 04/07/51                                                        company); Senior Vice
                                                                     President, Lincoln
                                                                     National Management
                                                                     Corporation

John B. Borsch, Jr.          Director             Director since     Retired; formerly             12
1300 S. Clinton Street                            December 1981      Associate Vice President,
Fort Wayne, IN 46802                                                 Investments, Northwestern
DOB: 06/09/33                                                        University

Nancy L. Frisby              Director             Director since     Vice President and Chief      12
1300 S. Clinton Street                            April 1992         Financial Officer, DeSoto
Fort Wayne, IN 46802                                                 Memorial Hospital;
DOB: 11/10/41                                                        formerly Chief Financial
                                                                     Officer, Bascom Palmer
                                                                     Eye Institute, University
                                                                     of Miami School of
                                                                     Medicine; formerly Vice
                                                                     President and Chief
                                                                     Financial Officer, St.
                                                                     Joseph Medical Center,
                                                                     Inc.

Kenneth G. Stella            Director             Director since     President, Indiana            12
1300 S. Clinton Street                            February 1998      Hospital & Health
Fort Wayne, IN 46802                                                 Association
DOB: 08/20/43

Frederick J. Crawford(1)     Vice President and   Vice President     Vice President and            N/A
Centre Square, West Tower,   Treasurer            and Treasurer      Treasurer, Lincoln
1500 Market Street,                               since January      National Corporation;
Suite 3900                                        2001               formerly President and
Philadelphia, PA 19102                                               Market Manager, Greater
DOB: 08/03/63                                                        Cincinnati Region, Bank
                                                                     One, N.A.

Cynthia A. Rose(1)           Secretary            Secretary since    Secretary and Assistant       N/A
1300 S. Clinton Street                            February 1995      Vice President, The
Fort Wayne, IN 46802                                                 Lincoln National Life
DOB: 04/24/54                                                        Insurance Company;
                                                                     formerly Assistant
                                                                     Secretary, Lincoln
                                                                     National Corporation

William P. Flory, Jr.(1)     Assistant Vice       Chief Accounting   Assistant Vice President,     N/A
1300 S. Clinton Street       President and Chief  Officer since May  The Lincoln National Life
Fort Wayne, IN 46802         Accounting Officer   2002               Insurance Company;
DOB: 09/02/61                                                        formerly Vice President,
                                                                     MetLife Investors;
                                                                     formerly Assistant Vice
                                                                     President, MetLife
                                                                     Investors; formerly
                                                                     Accounting Manager,
                                                                     Transamerica Life
                                                                     Companies

Steven M. Kluever(1)         Second Vice          Second Vice        Second Vice President,        N/A
1300 S. Clinton Street       President            President since    The Lincoln National Life
Fort Wayne, IN 46802                              August 1999;       Insurance Company; Second
DOB: 08/04/62                                     Assistant Vice     Vice President, Lincoln
                                                  President since    Life & Annuity Company of
                                                  August 1997        New York

Name, address and            Other directorships
date of birth                held by Director

---------------------------  -------------------------
Kelly D. Clevenger(1)        Lincoln Retirement
1300 S. Clinton Street       Services Company, LLC
Fort Wayne, IN 46802
DOB: 07/25/52
Barbara S. Kowalczyk         Lincoln National
Centre Square, West Tower    Management Corporation;
1500 Market St.,             The Lincoln National Life
Suite 3900                   Insurance Company;
Philadelphia, PA 19102       Lincoln Financial Group
DOB: 04/07/51                Foundation, Inc.; Lincoln
                             Life & Annuity Company of
                             New York; Lincoln
                             National (UK) PLC
                             (financial services
                             company)
John B. Borsch, Jr.          N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 06/09/33
Nancy L. Frisby              N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 11/10/41
Kenneth G. Stella            First National Bank &
1300 S. Clinton Street       Trust
Fort Wayne, IN 46802
DOB: 08/20/43
Frederick J. Crawford(1)     N/A
Centre Square, West Tower,
1500 Market Street,
Suite 3900
Philadelphia, PA 19102
DOB: 08/03/63
Cynthia A. Rose(1)           N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 04/24/54
William P. Flory, Jr.(1)     N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 09/02/61
Steven M. Kluever(1)         N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 08/04/62

------------------------
Additional information on the officers and directors can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2) The officers and directors are re-elected annually. The officers and directors hold their position with the Fund until retirement or resignation. The Bylaws of the Funds do not specify a term of office.

                             Equity-Income Fund  11

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL EQUITY INCOME FUND, INC. (Registrant)

By       /s/ Kelly D. Clevenger
    --------------------------------------------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date     March 7, 2003
     ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
    --------------------------------
         Kelly D. Clevenger
         Chairman, President and Director
         (Signature and Title)

Date     March 7, 2003
     ----------------------



By       /s/ William P. Flory, Jr.
   ---------------------------------
         William P. Flory, Jr.
         Assistant Vice President and Chief Accounting Officer
         (Signature and Title)

Date     March 7, 2003
     -------------------------------